Business combinations - Schedule of Proforma Information of PRA Health Sciences Inc Acquisition (Details) - PRA Health Sciences, Inc - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Business Acquisition [Line Items]
Revenue	$ 1,901,764	$ 1,791,973
Net income (loss)	$ 111,970	$ (204,650)